Note 5 - Accounting Policies and New Standards Adopted (Details Textual) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations		$ 97,938		$ 97,938
Increase (decrease) through conversion of convertible instruments, equity		3,913	$ 4,884		$ 14,474
Total tax expense (income)		(9,088)	$ 5,613	5,285	$ 10,577
Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Total tax expense (income)	$ 5,616
Provision for trade receivables and unbilled revenues affetced by IFRS 9 [member]
Statement Line Items [Line Items]
Reclassification adjustments on financial assets that have been de-designated from overlay approach, before tax	23,636
IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period	7,493
Total tax expense (income)		$ (9,088)		$ 5,285
IFRS 9 [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	$ (17,863)